INCOME TAXES - NET DEFERRED INCOME TAXES AND URECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Deferred Tax Assets [Abstract]
Reserves and reinsurance	$ 112	$ 97
Other, Assets	13	12
Total, Assets	125	109
Components of Deferred Tax Liabilities [Abstract]
DAC	88	93
VOBA	0	3
Investments	11	10
Other, Liabilities		0
Total, Liabilities	99	106
Income Tax Uncertainties [Abstract]
Alternative minimum tax credit that do not expire	1
Accumulated undistributed earnings of foreign subsidiaries	6
Amount of additional taxes that would need to be provided if earnings were remitted	2
Unrecognized tax benefits that would impact the effective tax rate	4	7	$ 6
Interest and penalties included in unrecognized tax benefits	0	1	0
Interest expense related to unrecognized tax benefits	0
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of year	7	6	5
Additions for tax positions of prior years	(3)	1	1
Balance, End of Year	$ 4	$ 7	$ 6